Statements of Cash Flows (Annual) - Annual Report - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Depreciation	$ 228	$ 1,799
Amortization of discount on convertible debentures	0	(67,363)
Change in Derivative Liabilities	$ 0	(753,240)
Changes in operating assets and liabilities
Other receivables		$ (11,201)
Prepaid expense	$ (800)
Deposit		$ (2,550)
Accounts payable and other liabilities		50,557
Accrued payroll tax	$ 1,846	(68)
Net Cash (Used in) Operating Activities	(85,052)	(922,956)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(1,522)	(14,667)
Net Cash (Used in) Investing Activities	(1,522)	$ (14,667)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of preferred stock for cash	$ 150,000
Issuance of convertible Debentures for cash		$ 269,100
Issuance of common stock for cash		729,900
Proceeds from Exercise of Options		$ 72
Accrued dividend on preferred stock
Proceeds from short term borrowing - related party	$ 17,053
Net Cash Provided by Financing Activities	167,053	$ 999,072
NET INCREASE IN CASH	$ 80,479	61,449
CASH AT BEGINNING OF PERIOD		80,479
CASH AT END OF YEAR	$ 80,479	141,928
NON-CASH FINANCING ACTIVITIES
Repayment of Short Term Borrowing - related party through issuance of preferred stock	$ 17,053
Common stock issued for services		54,342
Options issued for services		142,345
Preferred Stock dividend		4,538
Total Non-cash financing activities	$ 17,053	$ 192,909
Preferred Stock
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	0
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	24,998
Common Stock [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	0
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	30,658	$ 195,412
Options [Member]
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	612,387	59,473
Common Stock Warrants
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Stock issued for services	$ 0	$ 555,598